Property, Equipment And Software, Net - Schedule Of Property, Equipment And Software, Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	¥ 10,399		¥ 3,250
Less: Accumulated depreciation and amortization	(3,434)		(1,627)
Property, equipment and software, net	6,965		1,623
Depreciation, Depletion and Amortization	1,807	$ 262	553	¥ 358
Research and development expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	1,611		442	297
Sales and marketing expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	40		8	1
General and administrative expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	156		103	¥ 60
Leasehold improvements
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	683		683
Computers and electronic equipment
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	3,475		1,811
Furniture
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	658		448
Software
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	¥ 5,583		¥ 308